(Loss) Income Per Share of Common Stock - Reconciliation of Numerator and Denominator Used to Calculate Basic and Diluted (Loss) Income Per Share (Parenthetical) (Detail) (USD $)
In Millions, unless otherwise specified
	6 Months Ended	12 Months Ended
	May 31, 2013	Nov. 30, 2012
Earnings Per Share Basic And Diluted [Line Items]
Undistributed income allocated to participating securities	$ 0.1	$ 0.1